Allowances for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Opening provision	$ 7,081	$ 7,149
Amounts used during the year	(3,913)	(116)
Amounts provided during the year	17,800	705
Amounts released during the year	0	(544)
Foreign exchange	(406)	(113)
Closing provision	$ 20,562	$ 7,081